Inventories	6 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
Inventories

5. Inventories

Inventories consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Auto parts and auto accessories	$3,270	$1,387
Total	$3,270	$1,387

The Group recorded no inventory impairment for the six months ended March 31, 2024 and 2025, respectively.